LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT

The long-term debt of is presented as follows:

	December 31,
	2023	2022
	(in thousands)
Loans	$17,845	$12,344
Leases	4,467	2,901
Total outstanding debt	22,312	15,245
Less current portion	(10,471)	(5,417)
Total long-term debt	$11,841	$9,828

SCHEDULE OF MATURITIES OF OUTSTANDING DEBT

The scheduled maturities of outstanding debt As of December 31, 2023 are as follows:

(in thousands)
2024	10,471
2025	3,591
2026	2,820
2027	2,204
2028	743
Thereafter	2,483
Total outstanding debt	$22,312